NET FINANCE RESULT	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
NET FINANCE RESULT

11.	NET FINANCE RESULT

	2023	2022	2021
Finance expenses
Interest expense	(2,432.2)	(2,328.3)	(1,431.8)
Net Interest on pension plans	(114.3)	(107.9)	(115.6)
Losses on hedging instruments	(1,675.1)	(3,158.4)	(2,540.2)
Interest on provision for disputes and litigation	(269.2)	(456.6)	(290.0)
Exchange differences	(1,154.0)	(751.1)	(453.9)
Tax on financial transactions	(178.3)	(339.6)	(216.6)
Bank guarantee expenses	(249.8)	(176.1)	(174.9)
Other financial results	(207.2)	(574.2)	(204.8)
Total of finance expenses	(6,280.1)	(7,892.2)	(5,427.8)

Finance income
Interest income	2,085.6	2,167.7	1,101.6
Interest and foreign exchange rate on loans to/from related parties	119.2	37.1	42.5
Financial instruments at fair value through profit or loss	-	95.5	77.0
Other financial results	289.4	565.3	78.9
Total	2,494.2	2,865.6	1,300.0

Effect of application of IAS 29 (hyperinflation)	176.1	1,603.5	922.4
Total of finance income	2,670.3	4,469.1	2,222.4

Net finance result	(3,609.8)	(3,423.1)	(3,205.4)

Interest expenses are presented net of the effects of interest rate derivative financial instruments which mitigate Ambev’s interest rate risk (Note 28 - Financial instruments and risks). The interest expenses are as follows:

	2023	2022	2021
Financial instruments measured at amortized cost	(644.1)	(764.0)	(466.0)
Financial instruments at fair value through profit or loss (i)	(1,788.1)	(1,564.3)	(965.8)
	(2,432.2)	(2,328.3)	(1,431.8)

(i)	Include R$1,231 million (R$654 million at December 31, 2022) as accounts payable present value adjustment.

Interest income arises from the following financial assets:

	2023	2022	2021
Cash and cash equivalents	1,072.2	791.6	329.5
Investment on debt securities	49.2	175.9	84.7
Other receivables (i)	964.2	1,200.2	687.4
	2,085.6	2,167.7	1,101.6

(i)	Refers, mainly, to monetary adjustment of recoverable tax.

Accounting policies

a) Finance expenses

Finance expenses comprises, in general, of interest payable on loans and borrowing, calculated using the effective interest rate method, trade payables present value adjustment, expenses related to bank guarantees, monetary adjustments resulting from disputes and litigations, foreign exchange losses, losses on currency hedging instruments intended for the offsetting of currency gains, results on interest rate hedging instruments, losses on hedging instruments that are not part of a hedge accounting relationship, losses on financial assets classified as held for trading, impairment losses on financial assets classified as available for sale, and as any losses due to hedge ineffectiveness.

All interest costs incurred in connection with borrowing or financial transactions, including transaction costs, are expensed as incurred as part of finance expenses, except when capitalized. The interest expenses component of finance lease payments is also recognized in the income statement using the effective interest rate method.

b) Finance income

Finance income comprises, in general, of interest received or receivable on funds invested, monetary updates arising from legal disputes, foreign exchange gains, gains on currency hedging instruments intended for offsetting currency losses, gains on hedging instruments that are not part of a hedge accounting relationship, gains on financial assets classified as at fair value through profit or loss, and as any gains due to hedge ineffectiveness. Interest income is recognized on an accruals basis unless collectability is in doubt.